Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year		$ 3,756	$ 2,065	$ 1,363
Additions, Charge to costs and expense		3,165	3,431	2,149
Other	[1]	15	494	0
Deductions		3,489	2,234	1,447
Balance at end of Year		3,447	3,756	2,065
Valuation Allowance of Deferred Tax Assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year		2,776	1,348	1,350
Additions, Charge to costs and expense		1	1,180	0
Other	[1]	0	248	0
Balance at end of Year		$ 1,308	$ 2,776	$ 1,348

[1]	Represents opening allowance balances related to current year acquisitions, and the ending allowance for FOX, which was deducted as a result of the deconsolidation of the FOX subsidiary during 2014 .